Restructuring (Tables)	9 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Summary of Restructuring Charges Recorded in Selling, General and Administrative Expenses

	Three Months Ended	Nine Months Ended
(in thousands)	December 31, 2023	December 31, 2023
Severance for Involuntary Employee Terminations	$—	$380
Total Restructuring Expense	$—	$380

Summary of Activity and Balances of Restructuring Reserve

The following table summarizes the activity and balances of the restructuring reserve (in thousands):

Severance for Involuntary Employee Terminations
Balance at March 31, 2023	$—
Increase to reserve	380
Utilization of reserve:
Payments	(263)
Balance at December 31, 2023	$117